Acquisition	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Acquisition

Note 11 – Acquisition

On July 7, 2015, the Company announced the signing of a definitive agreement providing for the merger of Reunion Bank of Florida (“Reunion”), headquartered in Tavares, Florida, with and into NBC. Subsequent to the merger, Reunion will become a part of NBC, but will continue to operate under the “Reunion Bank of Florida” name and its existing management team.

Under the terms of the definitive agreement, each share of common stock of Reunion issued and outstanding immediately prior to the effective time of the merger will be converted into the right to receive either 0.7273 shares of NCC common stock or cash in the amount of $16.00. However, the total amount of cash payable in the merger will be equal to, as nearly as practicable, but in no event will exceed, $7,365,680, which represents approximately 20% of the currently issued and outstanding shares of Reunion common stock. Based on the 2,301,773 shares of common stock of Reunion currently issued and outstanding, the Company will issue approximately 1,339,264 shares of the Company’s common stock to Reunion shareholders in the merger, excluding any shares that may be issued in connection with future option exercises, and the currently outstanding options to purchase 286,343 shares of Reunion common stock will be converted into options to purchase approximately 208,257 shares of the Company’s common stock, at a weighted average exercise price of $14.11 per share. The transaction is subject to customary closing conditions, including receipt of regulatory approvals and approval by Reunion’s shareholders. The Company expects the merger to close during the fourth quarter of 2015.

(2)	Business Combinations

CBI Holding Company, LLC

On August 29, 2014, NBC acquired 70% of the outstanding units of CBI, a receivables factoring business headquartered in Decatur, Alabama. CBI operates as a subsidiary of NBC. NBC has an option to purchase the remaining 30% interest for a purchase price based on a multiple of CBI’s earnings. The option is exercisable at any time beginning on August 29, 2019 and expires on August 29, 2022.

The primary reasons for the purchase were to utilize a portion of the Company’s excess capital and liquidity in a highly profitable business line to enhance revenue production and to diversify its earnings base.

The acquisition was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. NBC paid $16,181,000 in cash for a 70% interest in CBI. All of the assets and liabilities of CBI are included in the Company’s consolidated balance sheet. In connection with the acquisition, the Company recorded $23,115,000 of goodwill. For income tax purposes, this acquisition was treated as an asset purchase and deferred taxes have been established for the difference between book and tax basis of assets and liabilities where appropriate.

Fair value estimates are based on the information available, and are subject to change for up to one year after the closing date of the acquisition as additional information regarding closing date fair values becomes available. Given an average life for CBI’s receivables of 35 to 40 days, the assets and liabilities of CBI are very short term in nature and the book value was deemed to be the fair value, with the exception of a $174,000 discount on the purchased factored receivables, which was accreted into income during September 2014 in accordance with the average life of the related receivables.

The table below summarizes the estimates of fair value of the assets purchased, including goodwill, and the liabilities assumed as of August 29, 2014.

As of
August 29, 2014
Assets:
Cash and cash equivalents	$2,233
Factored receivables	81,559
Premises and equipment, net	444
Other assets	157
Goodwill	23,115

Total assets	107,508

Liabilities:
Other liabilities	6,592
Note payable	77,801

Total liabilities	84,393

Non controlling interest	6,934

Purchase price	$16,181

United Group Banking Company of Florida, Inc.

On December 15, 2014, the Company completed its acquisition of United Group Banking Company of Florida, Inc. (“United”), a bank holding company headquartered in Longwood, Florida. At that time, United’s wholly-owned non-banking subsidiary, RBCF Holdings Inc., became a wholly-owned subsidiary of the Company. United’s wholly-owned banking subsidiary, ULB, is expected to merge with and into NBC during the first quarter of 2015. ULB had a total of five banking locations located in the greater Orlando area as of December 31, 2014. Upon consummation of the acquisition, United was merged with and into the Company, with the Company as the surviving entity in the merger. United’s common shareholders were entitled to elect to receive either 0.057794 shares of the Company’s common stock, or $1.30 in cash in exchange for each share of United’s common stock, or a combination stock and cash. The total amount of cash paid by the Company for cash elections was capped at $2,950,000 in the merger agreement. The Company paid cash for cash elections and cash in lieu of fractional shares totaling $2,953,884 and issued 1,617,027 shares of the Company’s common stock. The aggregate estimated value of the consideration given was $33,309,000. The Company recorded $5,719,000 of goodwill, which is nondeductible for tax purposes, as this acquisition was a nontaxable transaction. Approximately $272,000 of direct stock issuance costs for the acquisition were incurred and charged against additional paid in capital and other acquisition expenses of approximately $368,000 were charged directly to other noninterest expenses.

The acquisition of United was accounted for using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Assets acquired, liabilities assumed and consideration exchanged were recorded at their respective acquisition date fair values. Determining the fair value of assets and liabilities is a complicated process involving significant judgment regarding methods and assumptions used to calculate estimated fair values. Fair values are preliminary and subject to refinement for up to one year after the closing date of the acquisition as additional information regarding the closing date fair values becomes available.

The following table presents the assets acquired and liabilities assumed of United as of December 15, 2014, at their initial fair value estimates:

	As Recorded	Fair Value		As Recorded
	By United	Adjustments		By the Company
Cash and cash equivalents	$37,072	—		37,072
Investment securities	26,376	(966	) a	25,410
Loans	154,334	(4,408	) b	149,926
Allowance for loan losses	2,162	(2,162	) c	—

Net loans	152,172	(2,246)		149,926
Premises and equipment, net	8,292	648	d	8,940
Core deposit intangible	—	1,776	e	1,776
Bank owned life insurance	2,151	—		2,151
Other real estate and repossessions	818	(260	) f	558
Other assets	7,269	125	g	7,394

Total Assets	$234,150	(923)		233,227

				—
Non-interest bearing	$50,007	—		50,007
Interest-bearing	150,539	—		150,539

Total Deposits	200,546	—		200,546
FHLB advances	4,865	9	h	4,874
Other liabilities	217	—		217

Total Liabilities	205,628	9		205,637

				—
Net identifiable assets acquired over liabilities assumed	28,522	(932)		27,590
Goodwill	—	5,719		5,719

Net assets acquired over liabilities assumed	$28,522	4,787		33,309

Consideration:
Shares of common stock issued	1,617,027
Estimated value per share of the Company’s stock	$18.72

Fair value of Company stock issued	30,271
Cash exchanged for shares and cash in lieu	2,954
Value of assumed stock options	84

Fair value of total consideration transferred	$33,309

Explanation of fair value adjustments

a.	Adjustment reflects fair value adjustments of the available-for-sale portfolio at acquisition date.
b.	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired loan portfolio.
c.	Adjustment reflects the elimination of United’s allowance for loan losses.
d.	Adjustment reflects the fair value adjustment on United’s main office location.

e.	Adjustment reflects the recording of core deposit intangible asset.
f.	Adjustment reflects the fair value adjustment based on the evaluation of the acquired other real estate and repossessed assets.
g.	Adjustment to record the deferred tax asset created by purchase adjustments.
h.	Adjustment reflects the fair value adjustment to the FHLB borrowings.

The discounts on loans will be accreted to interest income over the estimated average life of the loans using the level yield method. The core deposit intangible asset is being amortized over a seven-year life on an accelerated basis.

The following unaudited supplemental pro forma information is presented to show estimated results assuming CBI and United were acquired as of the beginning of each period presented. These unaudited pro forma results are not necessarily indicative of the operating results that the Company would have achieved had it completed the acquisition as of January 1, 2013 or 2014 and should not be considered as representative of future operating results.

	For The Year Ended December 31,
	2014	2013
Net interest income – pro forma (unaudited)	$42,281	$36,073
Net earnings – pro forma (unaudited)	$7,166	$5,401
Diluted earnings per common share (unaudited)	$0.96	$0.73

In many cases, determining the fair value of the acquired assets and assumed liabilities requires the Company to estimate cash flows expected to result from those assets and liabilities and to discount those cash flows at appropriate rates of interest. The most significant of those determinations is related to the fair valuation of acquired loans. Acquired loans are initially recorded at their acquisition date fair values. The carryover of the allowance for loan losses is prohibited, as any credit losses in the loans are included in the determination of the fair value of the loans at the acquisition date. Fair values for acquired loans are based on a discounted cash flow methodology that involves assumptions including the remaining life of the acquired loans, estimated prepayments, estimated value of the underlying collateral and net present value of cash flows expected to be collected. Acquired loans that have evidence of deterioration in credit quality since origination and for which it is probable, at acquisition, that the acquirer will be unable to collect all contractually required payments are specifically identified and analyzed. The excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable discount and is recognized in interest income over the remaining life of the loan. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the non-accretable discount. The non-accretable discount represents estimated future credit losses expected to be incurred over the life of the loan.

Loans at the acquisition date are presented in the following table.

	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loans
Commercial, financial, and agricultural	$929	22,274	23,203
Real estate - mortgage	6,844	105,361	112,205
Real estate - construction	918	7,377	8,295
Consumer	336	5,887	6,223

Total	$9,027	140,899	149,926

The following table presents information about the purchased credit-impaired loans at acquisition.

Contractually required principal and interest payments	$11,956
Non-accretable difference	2,929

Cash flows expected to be collected	9,027
Accretable discount	—

Fair value of loans acquired with a deterioration of credit quality	$9,027

The following table presents changes in the carrying amount of the accretable yield on acquired loans for the year ended December 31, 2014. The Company had no acquisitions prior to the year ended December 31, 2014.

2014
Balance, beginning of year	$—
Acquisition of United	1,480
Accretion	(13)
Net transfers from non-accretable difference to accretable yield	—

Balance, end of year	$1,467